Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2018	2017
	£m	£m
Current
Bank loans	2,020	1,339
Bonds	2,156	2,209
Commercial paper	206	1,881
Finance leases	64	66
Other loans	1	1
	4,447	5,496
Non-current
Bank loans	2,384	2,343
Bonds	19,418	20,368
Finance leases	207	242
Other loans	169	189
	22,178	23,142
Total borrowings	26,625	28,638
20. Borrowings continued

Total borrowings are repayable as follows:

	2018	2017
	£m	£m
Less than 1 year	4,447	5,496
In 1 to 2 years	1,694	1,941
In 2 to 3 years	2,347	1,821
In 3 to 4 years	1,873	2,453
In 4 to 5 years	1,469	1,921
More than 5 years:
By instalments	1,010	1,043
Other than by instalments	13,785	13,963
	26,625	28,638
Maturity analysis of parent Company borrowings

	2018	2017
	£m	£m
Total borrowings are repayable as follows:
Less than 1 year	781	1,120
In 1 to 2 years	438	515
In 2 to 3 years	—	425
In 3 to 4 years	335	—
In 4 to 5 years	—	322
More than 5 years	—	—
	1,554	2,382

Schedule of finance lease obligations
Assets held under finance leases are depreciated over the shorter of their useful life and the lease term.

Finance lease obligations

	2018	2017
	£m	£m
Gross finance lease liabilities are repayable as follows:
Less than 1 year	64	66
1 to 5 years	177	213
More than 5 years	72	89
	313	368
Less: finance charges allocated to future periods	(42)	(60)
	271	308
The present value of finance lease liabilities is as follows:
Less than 1 year	64	66
1 to 5 years	144	174
More than 5 years	63	68
	271	308